Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0472 F: +1 202.637.3593 cynthiabeyea@ eversheds-sutherland.com

April 18, 2023
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	CIM Real Assets & Credit Fund SEC File Nos. 333-229782 and 811-23425 Post-Effective Amendment No. 6
Commissioners:
On behalf of CIM Real Assets & Credit Fund (the “Registrant”), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-2.

This Post-Effective Amendment is being filed pursuant to Rule 486(a) under the 1933 Act because the board of trustees has voted to retain a new distributor to replace the Fund’s current distributor and to retain a new co-administrator to replace one of its current co-administrators.

If you have any questions, please call the undersigned at the above number.
Sincerely,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

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